UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Diamond Resorts Owner Trust 2015-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of seller: 0001656881
Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Jared T. Finkelstein (702) 684-8000
Name and telephone number, including area code,
of the person to contact in connection with this filing

Item 2.01  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Seller.

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated October 30, 2015, obtained by the seller, with respect to certain agreed-upon procedures performed by the Independent Accountants.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Diamond Resorts Seller 2015-2, LLC (Seller)

By:	/s/ Jared T. Finkelstein
Name: Jared T. Finkelstein
Title: Senior Vice President-General Counsel and Secretary

Date: November 2, 2015

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Independent Accountant’s Report on Applying Agreed-Upon Procedures, dated October 30, 2015

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